Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Issued Capital

Common shares	Number	Amount
Balance, December 31, 2017	293,238,858	$2,319,293
Issued on redemption of non-management directors' DSUs	476,978	2,609
Options exercised – cash consideration	66,000	275
– reclassification from contributed surplus	—	103
Balance, December 31, 2018	293,781,836	$2,322,280
Share repurchase	(16,482,032)	(25,902)
Balance, December 31, 2019	277,299,804	$2,296,378